S000048334 [Member] Expense Example - Bridge Builder Large Cap Growth Fund - Bridge Builder Large Cap Growth Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 20
Expense Example, with Redemption, 3 Years	119
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	$ 543